RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes	Dec. 31, 2018	Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes [Line Items]
Discount rate	2.90%	2.59%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.73%	2.71%
RPI [member]
Rate of inflation:
Price Index	3.20%	3.20%
CPI [member]
Rate of inflation:
Price Index	2.15%	2.15%